Cover	Oct. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2023
Entity File Number	001-36268
Entity Registrant Name	MyMD Pharmaceuticals, Inc.
Entity Central Index Key	0001321834
Entity Tax Identification Number	22-2983783
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	MyMD Pharmaceuticals, Inc.
Entity Address, Address Line Two	855 N. Wolfe Street
Entity Address, Address Line Three	Suite 601
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21205
City Area Code	(856)
Local Phone Number	848-8698
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value per share
Trading Symbol	MYMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false